Indebtedness (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Indebtedness at December 31, 2013 and 2012 consists of the following (in thousands):

	Maturity Date	Weighted Average Interest Rate	Weighted Average Interest Rate
		2013	2012	2013	2012
Fixed rate secured debt	2014 to 2027	6.23%	6.19%	$1,081,035	$1,149,541
Variable rate secured debt	2014 to 2025	2.11%	2.01%	19,089	18,412
Unsecured debt	2015 to 2028	5.36%	6.17%	3,066,252	2,993,217
Unsecured line of credit	2015	1.42%	1.47%	88,000	285,000
				$4,254,376	$4,446,170

Fair Value, Liabilities Measured on a Recurring Basis, Disclosure Only
As all of our fair value debt disclosures relied primarily on Level 3 inputs, the following table summarizes the book value and changes in the fair value of our debt for the year ended December 31, 2013 (in thousands):

	Book Value at	Book Value at	Fair Value at	Issuances		Adjustments	Fair Value at
	December 31, 2012	December 31, 2013	December 31, 2012	and Assumptions	Payoffs	to Fair Value	December 31, 2013
Fixed rate secured debt	$1,149,541	$1,081,035	$1,251,477	$103,638	$(167,932)	$(41,466)	$1,145,717
Variable rate secured debt	18,412	19,089	18,386	1,933	(1,256)	26	19,089
Unsecured debt	2,993,217	3,066,252	3,336,386	750,000	(676,965)	(158,903)	3,250,518
Unsecured line of credit	285,000	88,000	285,632	—	(197,000)	(249)	88,383
Total	$4,446,170	$4,254,376	$4,891,881	$855,571	$(1,043,153)	$(200,592)	$4,503,707

Unsecured Lines of Credit
Our unsecured line of credit at December 31, 2013 is described as follows (in thousands):

			Outstanding Balance at
Description	Borrowing Capacity	Maturity Date	December 31, 2013
Unsecured Line of Credit – Partnership	$850,000	December 2015	$88,000

Schedule of Maturities of Long-term Debt
Scheduled Maturities and Interest Paid
At December 31, 2013, the scheduled amortization and maturities of all indebtedness, excluding fair value and other accounting adjustments, for the next five years and thereafter were as follows (in thousands):

Year	Amount
2014	$84,060
2015	546,004
2016	530,439
2017	568,268
2018	557,937
Thereafter	1,961,007
$4,247,715